Cover Page	9 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Entity Registrant Name	ORIX Corporation
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	Q3